UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: November 30

Date of reporting period: May 31, 2025

Kingsbarn Tactical Bond ETF

ITEM 1.(a).    Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT MAY 31, 2025
Kingsbarn Tactical Bond ETF
TICKER: KDRN (Listed on the NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Kingsbarn Tactical Bond ETF for the period of December 1, 2024 to May 31, 2025. You can ﬁnd additional information about the Fund at www.kingsbarncapital.com/kingsbarn-etf/. You can also request this information by contacting us at (866) 788-7878.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kingsbarn Tactical Bond ETF	$47	0.95%[1]

1 Annualized.

How did the Fund Perform?

The Kingsbarn Tactical Bond ETF (“the Fund”) returned -0.43% for the period of December 1, 2024, to May 31, 2025, vs Bloomberg Aggregate Bond Index which returned 0.77% for the same period. The Fund primarily invests in a diversified portfolio of high-grade fixed-income securities coupled with tactical duration positions which are adjusted monthly and implemented using exchange-traded Treasury futures.

What Factors Influenced Performance?

The Fund underperformed the index due to negative alpha driven by the Fund’s tactical duration positioning. Over this prior six-month period the Fund has generally maintained higher duration exposure than its respective index due to expectations of weaker economic growth and higher inflation expectations. This increased duration exposure reduced the Fund’s performance as long-term yields increased over the reporting period.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Kingsbarn Tactical Bond ETF - $10,268
Bloomberg US Aggregate Bond Index - $9,514
$12,000
$11,000
$10,000
$9,000
$8,000
12/20/21*
5/31/22
5/31/23
5/31/24
5/31/25

* Inception

Annual Performance
	1 year	Average Annual Total Return Since Inception
Kingsbarn Tactical Bond ETF	4.95%	0.77%
Bloomberg US Aggregate Bond Index	5.46%	-1.44%

The Bloomberg US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market.

Visit www.kingsbarncapital.com/kingsbarn-etf/ for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Kingsbarn Tactical Bond ETF Tailored Shareholder Report

Key Fund Statistics

(as of May 31, 2025)
Fund Net Assets	$1,169,137
Number of Holdings	5[2]
Total Advisory Fee	$5,496
Portfolio Turnover Rate	0.00%

2 Excludes derivatives.

What did the Fund invest in?

(% of Net Assets as of May 31, 2025)

Sector Breakdown

Top Holdings
iShares 0-3 Months Treasury Bond ETF	19.52%
iShares MBS ETF	19.42%
iShares iBoxx $ Investment Grade Corporate Bond ETF	19.36%
iShares 7-10 Year Treasury Bond ETF	19.06%
iShares TIPS Bond ETF	14.68%

For additional information about the Fund; including its summary prospectus, prospectus, ﬁnancial information, holdings and proxy information, visit www.kingsbarncapital.com/kingsbarn-etf/.

Kingsbarn Tactical Bond ETF Tailored Shareholder Report

ITEM 1.(b).    Not applicable.

ITEM 2.        CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.        INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Kingsbarn Tactical Bond ETF

(KDRN)

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Six Months Ended May 31, 2025 (unaudited)

KINGSBARN TACTICAL BOND ETF
Schedule of Investments	May 31, 2025 (unaudited)
		Shares	Value
92.04%	EXCHANGE TRADED FUNDS

19.36%	CORPORATE
	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,100	$226,317

19.06%	GOVERNMENT
	iShares 7-10 Year Treasury Bond ETF	2,356	222,807

19.42%	MORTGAGE
	iShares MBS ETF	2,450	226,992

14.68%	INFLATIONS PROTECTED
	iShares TIPS Bond ETF	1,572	171,804

19.52%	ULTRA SHORT BOND
	iShares 0-3 Month Treasury Bond ETF	2,266	228,209

92.04%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $1,091,386)		1,076,129

92.04%	TOTAL INVESTMENTS
	(Cost: $1,091,386)		1,076,129
7.96%	Other assets, net of liabilities		93,008
100.00%	NET ASSETS		$1,169,137

SCHEDULE OF FUTURES CONTRACTS

	Number of Contracts	Description	Expiration Date	Notional Value	Value at May 31, 2025	Unrealized Appreciation (Depreciation)
	5	10YR US NOTE	9/19/2025	$551,699	$553,750	$2,051
0.18%	TOTAL FUTURES CONTRACTS			$551,699	$553,750	$2,051

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  May 31, 2025

KINGSBARN TACTICAL BOND ETF
Statement of Assets and Liabilities	May 31, 2025 (unaudited)
ASSETS
Investments at value (cost of $1,091,386) (Note 1)	$1,076,129
Cash	52,594
Cash at Broker	39,302
Unrealized appreciation of open futures contracts	2,051
TOTAL ASSETS	1,170,076
LIABILITIES
Accrued advisory fees	939
TOTAL LIABILITIES	939
NET ASSETS	$1,169,137
Net Assets Consist of:
Paid-in capital	$1,318,841
Distributable earnings (accumulated deficits)	(149,704)
Net Assets	$1,169,137
NET ASSET VALUE PER SHARE
Net Assets	$1,169,137
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	50,000
Net Asset Value and Offering Price Per Share	$23.38

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  MAY 31, 2025

KINGSBARN TACTICAL BOND ETF
Statement of Operations	Six Months Ended May 31, 2025 (unaudited)
INVESTMENT INCOME
Dividend income	$21,283
Total investment income	21,283
EXPENSES
Advisory fees (Note 2)	7,232
Total expenses	7,232
Advisory fee waivers (Note 2)	(1,736)
Net expenses	5,496
Net investment income (loss)	15,787
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on futures contracts	(13,783)
Net change in unrealized appreciation (depreciation) of investments	(9,534)
Net change in unrealized appreciation (depreciation) of futures contracts	2,051
Net change in unrealized appreciation (depreciation) of investments and futures contracts	(7,483)
Net realized and unrealized gain (loss)	(21,266)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(5,479)

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  MAY 31, 2025

KINGSBARN TACTICAL BOND ETF
Statements of Changes in Net Assets
	Six Months Ended May 31, 2025 (unaudited)	Year Ended November 30, 2024
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$15,787	$34,822
Net realized gain (loss) on futures contracts	(13,783)	39,057
Net change in unrealized appreciation (depreciation) of investments and futures contracts	(7,483)	21,832
Increase (decrease) in net assets from operations	(5,479)	95,711
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(14,221)	(35,786)
Decrease in net assets from distributions	(14,221)	(35,786)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	—	573,349
Shares redeemed	—	(571,127)
Increase (decrease) in net assets from capital stock transactions	—	2,222
NET ASSETS
Increase (decrease) during period	(19,700)	62,147
Beginning of period	1,188,837	1,126,690
End of period	$1,169,137	$1,188,837

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  MAY 31, 2025

KINGSBARN TACTICAL BOND ETF
Financial Highlights	Selected Per Share Data Throughout Each Period
	Six Months Ended May 31, 2025 (unaudited)		Years Ended November 30,			Period Ended November 30, 2022*
			2024		2023
Net asset value, beginning of period	$23.78		$22.53		$21.82	$25.00
Investment activities
Net investment income (loss)(1)	0.32		0.62		0.62	0.38
Net realized and unrealized gain (loss) on investments(2)	(0.44)		1.23		0.61	(3.22)
Total from investment activities	(0.12)		1.85		1.23	(2.84)
Distributions
Net investment income	(0.28)		(0.60)		(0.52)	(0.34)
Total distributions	(0.28)		(0.60)		(0.52)	(0.34)
Net asset value, end of period	$23.38		$23.78		$22.53	$21.82
Total Return(3)	(0.43)%		8.27%		5.69%	(11.28)%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses, gross(7)	1.25%		1.25%		1.25%	1.25%
Expenses, net of waiver (Note 2)	0.95%		0.95%		0.95%	0.95%
Net investment income (loss)	2.73%		2.68%		2.74%	1.76%
Portfolio turnover rate(5)	0.00	%(6)	0.00	%(6)	92.42%	66.77%
Net assets, end of period (000’s)	$1,169		$1,189		$1,127	$1,091

(1)   Per share amounts calculated using the average shares outstanding during the period.

(2)   Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)   Total return is for the period indicated and has not been annualized for periods less than one year.

(4)   Ratios to average net assets have been annualized.

(5)   Portfolio turnover rate excludes the effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized for periods less than one year.

(6)   Ratio is zero due to the Fund not purchasing any long-term securities during the period.

(7)   Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

*   The Fund commenced operations on December 20, 2021.

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  MAY 31, 2025

KINGSBARN TACTICAL BOND ETF
Notes to Financial Statements	May 31, 2025 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Kingsbarn Tactical Bond ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933. The Fund commenced operations on December 20, 2021.

The Fund’s objective is to maximize total return.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by Kingsbarn Capital Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, is the information utilized for the day-today management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets the Advisor as the Valuation

FINANCIAL STATEMENTS  |  MAY 31, 2025

KINGSBARN TACTICAL BOND ETF
Notes to Financial Statements	May 31, 2025 (unaudited)

Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

Futures contracts are valued at the settlement price determined by the applicable US exchange on the date with respect to which the net asset value (“NAV”) is being determined, or if no settlement price is available, at the last sale price as of the close of business prior to the NAV determination on such day.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on US securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS  |  MAY 31, 2025

KINGSBARN TACTICAL BOND ETF
Notes to Financial Statements	May 31, 2025 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of May 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Exchange Traded Funds	$1,076,129	$—	$—	$1,076,129

Other Financial Instruments:
Futures Contracts*	$2,051	$—	$—	$2,051

*   Futures contracts are valued at the unrealized appreciation (depreciation) of the instrument.

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector. The Fund held no Level 3 securities at any time during the six months ended May 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date.

Cash

Cash, if any, consists of overnight deposits with the custodian bank which earn interest at the current market rate.

Cash at Brokers and Due to Broker

Cash at broker is held as collateral. As of May 31, 2025, $39,302 of the Fund’s cash was deposited with a broker. As of May 31, 2025, there were no amounts due to broker.

FINANCIAL STATEMENTS  |  MAY 31, 2025

KINGSBARN TACTICAL BOND ETF
Notes to Financial Statements	May 31, 2025 (unaudited)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income, expenses and gains and losses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the six months ended May 31, 2025 there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

FINANCIAL STATEMENTS  |  MAY 31, 2025

KINGSBARN TACTICAL BOND ETF
Notes to Financial Statements	May 31, 2025 (unaudited)

Derivatives

The Fund utilizes derivatives to achieve its investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. The Fund may purchase derivative instruments or engage in transactions in derivative transactions, including futures contracts. The Advisor tactically manages the duration exposure of the Fund’s bond portfolio to generate excess returns. The management of the portfolio’s duration exposure is driven by a directional, short-term interest rate forecast by the Advisor which then drives the Advisor’s decisions to purchase or sell the 10-Year Treasury Futures for the Fund’s portfolio. The Fund is subject to the requirements of Rule 18f-4 under the 1940 Act and has adopted policies and procedures to manage risks concerning its use of derivatives.

The following were the derivatives held by the Fund on May 31, 2025:

Derivative	Value of Asset Derivatives
Long Futures Contracts	$2,051

*   Statement of Assets and Liabilities location: Unrealized appreciation of open futures contracts.

FINANCIAL STATEMENTS  |  MAY 31, 2025

KINGSBARN TACTICAL BOND ETF
Notes to Financial Statements	May 31, 2025 (unaudited)

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is interest rate risk for the Fund for the six months ended May 31, 2025 is as follows:

Derivative	Realized Gain (Loss) On Derivatives*	Change in Unrealized Appreciation (Depreciation) on Derivatives**
Long Futures Contracts	$(10,050)	$2,051
Short Futures Contracts	(3,733)	—
	$(13,783)	$2,051

*  Statement of Operations location: Net realized gain (loss) on futures contracts.

**  Statement of Operations location: Net change in unrealized appreciation (depreciation) of futures contracts.

The average monthly volume for the six months ended May 31, 2025, is as follows:

Average monthly notional value of:
Derivative	Notional Value
Long Futures Contracts	$257,748
Short Futures Contracts	(35,793)

The futures contracts are exchange traded and do not require off-setting, therefore no additional disclosures regarding netting arrangements are required.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”)

FINANCIAL STATEMENTS  |  MAY 31, 2025

KINGSBARN TACTICAL BOND ETF
Notes to Financial Statements	May 31, 2025 (unaudited)

to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of May 31, 2025:

	Creation Unit Shares	Creation Transaction Fee	Value
Kingsbarn Tactical Bond ETF	10,000	$250	$233,800

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

FINANCIAL STATEMENTS  |  MAY 31, 2025

KINGSBARN TACTICAL BOND ETF
Notes to Financial Statements	May 31, 2025 (unaudited)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees. In addition, the Advisor: (i) furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Trust’s Board of Trustees; and (iii) is responsible for oversight of the sub-advisor. For its services with respect to the Fund, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly, of 1.25% of the Fund’s daily net assets. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Fund, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

The Advisor has contractually agreed to waive its advisory fee to an annual rate of 0.95% of the daily net assets of the Fund until March 31, 2026, and the Advisor may not terminate this arrangement prior to that date. The Advisor is not entitled to recover any previously waived fees.

The Advisor has retained Vident Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. The Sub-Advisor was established in 2016 and is owned by Vident Capital Holdings, LLC. The Sub-Advisor assists the Advisor in

FINANCIAL STATEMENTS  |  MAY 31, 2025

KINGSBARN TACTICAL BOND ETF
Notes to Financial Statements	May 31, 2025 (unaudited)

providing day-to-day management of the Fund’s portfolios. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly as a percentage of the Fund’s daily net assets, at the annual rate of 0.045% on assets up to $250,000,000, 0.04% on assets from $250,000,000 to $500,000,000, and 0.035% on assets in excess of $500,000,000, subject to a minimum annual fee of $25,000. If the Advisor and Trust elect to have the Sub-Advisor manage the strategy through the use of individual bonds, rather than ETFs, once the Fund reaches $500,000,000 in assets the Sub-Advisor’s fee will be at an annual rate of 0.06% on assets up to $500,000,000 and 0.055% on assets in excess of $500,000,000, calculated daily and payable monthly as a percentage of the Fund’s daily net assets.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the daily net assets of the Fund, subject to a minimum fee plus out-of-pocket expenses. The Advisor pays these fees monthly.

Custodian

Citibank, N.A. serves as the Fund’s Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

FINANCIAL STATEMENTS  |  MAY 31, 2025

KINGSBARN TACTICAL BOND ETF
Notes to Financial Statements	May 31, 2025 (unaudited)

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

There were no costs of purchases or proceeds from the sales of securities other than short term investments during the six months ended May 31, 2025.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

FINANCIAL STATEMENTS  |  MAY 31, 2025

KINGSBARN TACTICAL BOND ETF
Notes to Financial Statements	May 31, 2025 (unaudited)

The tax character of the distributions paid were as follows:

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
Distributions paid from:
Ordinary income	$14,221	$35,786

As of May 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$6,094
Accumulated net realized gain (loss) on investments	(142,592)
Net unrealized appreciation (depreciation) on investments and futures contracts.	(13,206)
$(149,704)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$1,091,386	$7,609	$(20,815)	$(13,206)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of at least 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant

FINANCIAL STATEMENTS  |  MAY 31, 2025

KINGSBARN TACTICAL BOND ETF
Notes to Financial Statements	May 31, 2025 (unaudited)

must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
Shares sold	—	25,000
Shares redeemed	—	(25,000)
Net increase (decrease)	—	—

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Fund has made the following distribution to the shareholders of record:

Record Date	Ex-Dividend Date	Character	Amount
June 25, 2025	June 25, 2025	Net investment income	$9,209

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items that require disclosure.

FINANCIAL STATEMENTS  |  MAY 31, 2025

KINGSBARN TACTICAL BOND ETF
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because Kingsbarn Capital Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Agreement.

Not applicable.

FINANCIAL STATEMENTS  |  MAY 31, 2025

ITEM 8.        CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.        PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.       REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.        STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.       DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 13.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 14.       PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 15.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.       CONTROLS AND PROCEDURES.

(a)      The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this Registrant because it is not a closed-end management investment company.

ITEM 18.       RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.       EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR — Not applicable.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 — Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 — Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant — Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: August 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: August 7, 2025
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: August 7, 2025

*   Print the name and title of each signing officer under his or her signature.